Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Non interest bearing deposits	$ 46,979	$ 44,617
Deposits booked payable on a fixed date	469,014
Unencumbered liquid assets	29,063	29,136
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	64,536	65,986
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	539,423	521,160
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 55,039	$ 54,397